Trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables [Line Items]
Gross trade receivables	$ 246,107	$ 157,753
Trade receivables - related parties	74,996	14,688
Net trade receivables	321,103	172,441
Not overdue
Trade Receivables [Line Items]
Gross trade receivables	130,718	89,348
Trade receivables - related parties	61,293	7,210
Net trade receivables	192,011	96,558
1-30 days overdue
Trade Receivables [Line Items]
Gross trade receivables	93,371	53,289
Trade receivables - related parties	12,786	7,310
Net trade receivables	106,157	60,599
30-90 days overdue
Trade Receivables [Line Items]
Gross trade receivables	19,034	14,403
Trade receivables - related parties	519	0
Net trade receivables	19,553	14,403
>90 days overdue
Trade Receivables [Line Items]
Gross trade receivables	2,984	713
Trade receivables - related parties	398	168
Net trade receivables	$ 3,382	$ 881